NET INCOME (LOSS) PER SHARE - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details)	12 Months Ended
Dec. 31, 2018 shares
Options and nonvested shares
Antidilutive securities excluded from computation of earnings per share
Unvested shares from share-based compensation that were anti-dilutive	4,275,011